SCHEDULE OF INVESTMENTS

Delaware Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Broadcasting – 2.4%
Gray Television, Inc.	784	$15,802
Nexstar Broadcasting Group, Inc.	327	49,354

		65,156

Total Communication Services - 2.4%		65,156

Consumer Discretionary

Auto Parts & Equipment – 2.9%
Fox Factory Holding Corp.(A)	323	54,861
Visteon Corp.(A)	216	24,054

		78,915

Automotive Retail – 0.4%
EVgo, Inc., Class A(A)(B)	1,080	10,735

Casinos & Gaming – 4.9%
Churchill Downs, Inc.	210	50,522
Monarch Casino & Resort, Inc.(A)	431	31,887
Red Rock Resorts, Inc., Class A	951	52,289

		134,698

Footwear – 1.9%
Deckers Outdoor Corp.(A)	144	52,699

Homebuilding – 0.7%
TopBuild Corp.(A)	66	18,159

Hotels, Resorts & Cruise Lines – 3.9%
Marriott Vacations Worldwide Corp.	359	60,703
Wyndham Destinations, Inc.	494	44,287

		104,990

Leisure Products – 1.4%
Malibu Boats, Inc., Class A(A)	563	38,702

Restaurants – 1.7%
Portillo’s, Inc., Class A(A)(B)	145	5,433
Sweetgreen, Inc., Class A(A)(B)	86	2,748
Texas Roadhouse, Inc., Class A	423	37,739

		45,920

Total Consumer Discretionary - 17.8%		484,818

Consumer Staples

Distillers & Vintners – 1.2%
Duckhorn Portfolio, Inc. (The)(A)	887	20,697
MGP Ingredients, Inc.	158	13,468

		34,165

Hypermarkets & Super Centers – 1.6%
BJ’s Wholesale Club, Inc.(A)	657	44,001

Packaged Foods & Meats – 0.3%
Sovos Brands, Inc.(A)	470	7,075

Total Consumer Staples - 3.1%		85,241

Energy

Oil & Gas Equipment & Services – 1.2%
Cactus, Inc., Class A	663	25,294

Liberty Oilfield Services, Inc., Class A(A)	771	7,474

		32,768

Oil & Gas Exploration & Production – 0.4%
SM Energy Co.	402	11,855

Total Energy - 1.6%		44,623

Financials

Asset Management & Custody Banks – 0.9%
Focus Financial Partners, Inc., Class A(A)	331	19,762
Hamilton Lane, Inc., Class A	46	4,773

		24,535

Financial Exchanges & Data – 0.5%
Open Lending Corp., Class A(A)	569	12,782

Regional Banks – 3.8%
Pinnacle Financial Partners, Inc.	583	55,700
Seacoast Banking Corp. of Florida	605	21,407
Veritex Holdings, Inc.	652	25,944

		103,051

Total Financials - 5.2%		140,368

Health Care

Biotechnology – 6.8%
Blueprint Medicines Corp.(A)	102	10,973
CareDx, Inc.(A)	1,186	53,945
Insmed, Inc.(A)	494	13,455
Organogenesis Holdings, Inc.(A)	1,671	15,438
PTC Therapeutics, Inc.(A)	238	9,482
Twist Bioscience Corp.(A)	104	8,045
Veracyte, Inc.(A)	428	17,650
Vericel Corp.(A)	1,405	55,223

		184,211

Health Care Distributors – 1.7%
PetIQ, Inc.(A)(C)	2,066	46,927

Health Care Equipment – 6.3%
Axonics, Inc.(A)	700	39,214
Cryoport, Inc.(A)	961	56,876
Tactile Systems Technology, Inc.(A)	370	7,037
Tandem Diabetes Care, Inc.(A)	458	68,917

		172,044

Health Care Facilities – 0.7%
Joint Corp. (The)(A)	269	17,681

Health Care Services – 2.6%
AMN Healthcare Services, Inc.(A)	408	49,859
Castle Biosciences, Inc.(A)	485	20,787

		70,646

Health Care Technology – 4.5%
Omnicell, Inc.(A)	343	61,820
Vocera Communications, Inc.(A)	934	60,535

		122,355

Life Sciences Tools & Services – 0.6%
Quanterix Corp.(A)	392	16,607

Managed Health Care – 1.6%
Progyny, Inc.(A)	834	42,013

Pharmaceuticals – 0.4%
Pacira Pharmaceuticals, Inc.(A)	197	11,860

Total Health Care - 25.2%		684,344

Industrials

Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.(A)	903	26,543

Construction & Engineering – 1.7%
Valmont Industries, Inc.	185	46,272

Electrical Components & Equipment – 2.2%
EnerSys	330	26,063
Regal Rexnord Corp.	209	35,504

		61,567

Environmental & Facilities Services – 1.6%
Clean Harbors, Inc.(A)	431	43,016

Industrial Machinery – 3.6%
Altra Industrial Motion Corp.	264	13,618
John Bean Technologies Corp.	229	35,089
Kornit Digital Ltd.(A)	190	28,993
RBC Bearings, Inc.(A)	107	21,613

		99,313

Security & Alarm Services – 1.1%
Brink’s Co. (The)	452	29,620

Trading Companies & Distributors – 1.2%
Herc Holdings, Inc.	205	32,035

Trucking – 2.6%
Knight Transportation, Inc.	1,158	70,561

Total Industrials - 15.0%		408,927

Information Technology

Application Software – 10.5%
BTRS Holdings, Inc.(A)	2,106	16,469
Domo, Inc., Class B(A)	681	33,779
Five9, Inc.(A)	303	41,663
ForgeRock, Inc., Class A(A)(B)	237	6,333
LivePerson, Inc.(A)	721	25,737
NCR Corp.(A)	1,192	47,914
Paycor HCM, Inc.(A)(B)	1,030	29,672
Q2 Holdings, Inc.(A)	474	37,658
SimilarWeb Ltd.(A)(B)	443	7,930
Smartsheet, Inc., Class A(A)	494	38,239

		285,394

Communications Equipment – 1.7%
Viavi Solutions, Inc.(A)	2,670	47,038

Data Processing & Outsourced Services – 1.8%
Shift4 Payments, Inc., Class A(A)	870	50,412

Internet Services & Infrastructure – 1.9%
Switch, Inc., Class A	1,794	51,386

IT Consulting & Other Services – 2.9%
Globant S.A.(A)	250	78,522

Semiconductors – 6.6%
Allegro MicroSystems, Inc.(A)	1,517	54,876

Monolithic Power Systems, Inc.	106	52,334
SiTime Corp.(A)	245	71,659

		178,869

Systems Software – 3.7%
CyberArk Software Ltd.(A)	39	6,796
SailPoint Technologies Holdings, Inc.(A)	571	27,588
Varonis Systems, Inc.(A)	1,346	65,634

		100,018

Total Information Technology - 29.1%		791,639

TOTAL COMMON STOCKS – 99.4%		$2,705,116
(Cost: $1,876,183)

SHORT-TERM SECURITIES

Money Market Funds(E) - 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	28,658	28,658
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	13,574	13,574

		42,232

TOTAL SHORT-TERM SECURITIES – 1.6%		$42,232
(Cost: $42,232)

TOTAL INVESTMENT SECURITIES – 101.0%		$2,747,348
(Cost: $1,918,415)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(27,934)

NET ASSETS – 100.0%		$2,719,414

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)All or a portion of securities with an aggregate value of $27,993 are on loan.

(C)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)Investment made with cash collateral received from securities on loan.

(E)Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,705,116	$—	$—
Short-Term Securities	42,232	—	—
Total	$2,747,348	$—	$—

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,918,415

Gross unrealized appreciation	931,408

Gross unrealized depreciation	(102,475)

Net unrealized appreciation	$828,933